Award Timing Disclosure	12 Months Ended
	Feb. 01, 2025	Jul. 29, 2024 USD ($) $ / shares	May 24, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
Generally, the board of directors approves grants of annual equity awards to the NEOs with a grant date to be effective either in early March, well in advance of our earnings release, or April following the filing of our Annual Report on Form
10-K,
which are typically times when there is no material nonpublic information (MNPI). However, in connection with the appointment of new officers, the board of directors may approve grants to be effective at other times in connection with or shortly following the individual’s start date. During fiscal 2024, we did not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
During fiscal 2024, the board of directors aimed to set the date of grant of Mr. Murphy’s inducement equity awards to be granted in connection with his joining Petco as Executive Chairman such that the share price on the date of grant would reflect the release of all material nonpublic information. Specifically, on May 13, 2024, the board of directors approved his inducement awards with a grant date of May 24, 2024, which was the second business day after the release of Petco’s earnings for the first quarter and during an open trading window. However, on May 28, 2024, Mr. Tichy notified Petco of his resignation resulting in a Form
8-K
filed after markets closed on May 28, 2024.
In addition, because Mr. Anderson’s stock options were granted in connection with his appointment which was effective July 29, 2024, which ultimately coincided with Mr. Mohan’s appointment to serve as the Chair of the Value Creation Committee, Petco filed a Form
8-K
after markets closed on August 2, 2024 to disclose certain compensation terms related to Mr. Mohan’s services.

Due to these Form
8-K
events, as required by SEC rules, the table below sets forth certain information about the stock options granted to Messrs. Murphy and Anderson. Notably, the exercise price for all such awards exceeded Petco’s stock price both the day before and the day after when the applicable Form
8-Ks
were filed.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing Market Price of the
Securities Underlying the Award Between the Trading
Day Ending Immediately Prior to the Disclosure of
MNPI and the Trading Day Beginning Immediately
Following the Disclosure of MNPI

Glenn Murphy	May 24, 2024	1,074,000	$3.58	$2,362,800	(8.5	)% (1)

	May 24, 2024	750,000	$5.00	$1,455,000	(8.5	)% (1)

	May 24, 2024	1,000,000	$7.50	$1,920,000	(8.5	)% (1)

	May 24, 2024	1,000,000	$10.00	$1,710,000	(8.5	)% (1)

Joel Anderson	July 29, 2024	1,366,121	$5.00	$2,500,001	(6.9	%) (2)

	July 29, 2024	1,381,216	$7.50	$2,500,001	(6.9	%) (2)

(1)
Reflects the percentage change in the closing market price of our Class A common stock between the trading day ending immediately prior to the disclosure of MNPI ($3.42 on May 28, 2024) and the trading day beginning immediately following the disclosure of MNPI ($3.13 on May 29, 2024).

(2)
Reflects the percentage change in the closing market price of our Class A common stock between the trading day ending immediately prior to the disclosure of MNPI ($2.90 on August 2, 2024) and the trading day beginning immediately following the disclosure of MNPI ($2.70 on August 5, 2024).

Award Timing Method	During fiscal 2024, the board of directors aimed to set the date of grant of Mr. Murphy’s inducement equity awards to be granted in connection with his joining Petco as Executive Chairman such that the share price on the date of grant would reflect the release of all material nonpublic information. Specifically, on May 13, 2024, the board of directors approved his inducement awards with a grant date of May 24, 2024, which was the second business day after the release of Petco’s earnings for the first quarter and during an open trading window. However, on May 28, 2024, Mr. Tichy notified Petco of his resignation resulting in a Form
8-K
	filed after markets closed on May 28, 2024.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	During fiscal 2024, we did not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing Market Price of the
Securities Underlying the Award Between the Trading
Day Ending Immediately Prior to the Disclosure of
MNPI and the Trading Day Beginning Immediately
Following the Disclosure of MNPI

Glenn Murphy	May 24, 2024	1,074,000	$3.58	$2,362,800	(8.5	)% (1)

	May 24, 2024	750,000	$5.00	$1,455,000	(8.5	)% (1)

	May 24, 2024	1,000,000	$7.50	$1,920,000	(8.5	)% (1)

	May 24, 2024	1,000,000	$10.00	$1,710,000	(8.5	)% (1)

Joel Anderson	July 29, 2024	1,366,121	$5.00	$2,500,001	(6.9	%) (2)

	July 29, 2024	1,381,216	$7.50	$2,500,001	(6.9	%) (2)

(1)
Reflects the percentage change in the closing market price of our Class A common stock between the trading day ending immediately prior to the disclosure of MNPI ($3.42 on May 28, 2024) and the trading day beginning immediately following the disclosure of MNPI ($3.13 on May 29, 2024).

(2)
Reflects the percentage change in the closing market price of our Class A common stock between the trading day ending immediately prior to the disclosure of MNPI ($2.90 on August 2, 2024) and the trading day beginning immediately following the disclosure of MNPI ($2.70 on August 5, 2024).

Glenn Murphy [Member] | Award 1 [Member]
Awards Close in Time to MNPI Disclosures
Name			Glenn Murphy
Underlying Securities			1,074,000
Exercise Price | $ / shares			$ 3.58
Fair Value as of Grant Date			$ 2,362,800
Underlying Security Market Price Change			(8.5)
Glenn Murphy [Member] | Award 2 [Member]
Awards Close in Time to MNPI Disclosures
Name			Glenn Murphy
Underlying Securities			750,000
Exercise Price | $ / shares			$ 5
Fair Value as of Grant Date			$ 1,455,000
Underlying Security Market Price Change			(8.5)
Glenn Murphy [Member] | Award 3 [Member]
Awards Close in Time to MNPI Disclosures
Name			Glenn Murphy
Underlying Securities			1,000,000
Exercise Price | $ / shares			$ 7.5
Fair Value as of Grant Date			$ 1,920,000
Underlying Security Market Price Change			(8.5)
Glenn Murphy [Member] | Award 4 [Member]
Awards Close in Time to MNPI Disclosures
Name			Glenn Murphy
Underlying Securities			1,000,000
Exercise Price | $ / shares			$ 10
Fair Value as of Grant Date			$ 1,710,000
Underlying Security Market Price Change			(8.5)
Joel Anderson [Member] | Award 1 [Member]
Awards Close in Time to MNPI Disclosures
Name		Joel Anderson
Underlying Securities		1,366,121
Exercise Price | $ / shares		$ 5
Fair Value as of Grant Date		$ 2,500,001
Underlying Security Market Price Change		(6.9)
Joel Anderson [Member] | Award 2 [Member]
Awards Close in Time to MNPI Disclosures
Name		Joel Anderson
Underlying Securities		1,381,216
Exercise Price | $ / shares		$ 7.5
Fair Value as of Grant Date		$ 2,500,001
Underlying Security Market Price Change		(6.9)